Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Allocation of Purchase Price
The following table sets forth the allocation of the purchase price to Thrasys’ identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is complete, as the measurement period has ended.

(In thousands)	As of November 20, 2021	Measurement Period Adjustments	As of November 20, 2020
Accounts receivable	$3,491	$—	$3,491
Prepaid expenses and other	3,001	—	3,001
Identifiable intangible assets	27,875	—	27,875
Property and equipment	101	—	101
Other assets	19	—	19
Goodwill	143,964	(4,124)	148,088

Total assets acquired	178,451	(4,124)	182,575

Accounts payable	1,779	—	1,779
Accrued expenses and other current liabilities	3,949	(1,373)	5,322
Debt	430	(531)	961
Deferred tax liabilities	6,680	302	6,378
Deferred revenue	700	—	700

Total liabilities assumed	13,538	(1,602)	15,140

Net assets acquired	$164,913	$(2,522)	$167,435

The following table sets forth the allocation of the purchase price to BHS’ identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is complete, as the measurement period has ended.

(In thousands)	As of November 20, 2021	Measurement Period Adjustments	As of November 20, 2020
Accounts receivable	$1,257	$—	$1,257
Inventories	100	—	100
Prepaid expenses and other	40	—	40
Identifiable intangible assets	225	—	225
Property and equipment	53	—	53
Other assets	4	—	4
Deferred tax assets	19	—	19
Goodwill	15,443	(663)	16,106

Total assets acquired	17,141	(663)	17,804

Accounts payable	374	—	374
Accrued expenses and other current liabilities	1,067	641	426
Debt	113	(1,121)	1,234

Total liabilities assumed	1,554	(480)	2,034

Net assets acquired	$15,587	$(183)	$15,770

The following table sets forth the allocation of the purchase price to TTC’s identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is complete, as the measurement period ended as of January 25, 2022.

(In thousands)	As of January 25, 2022	Measurement Period Adjustments	As of January 25, 2021
Accounts receivable	$1,311	$(462)	$1,773
Prepaid expenses and other	187	—	187
Identifiable intangible assets	1,125	—	1,125
Property and equipment	531	—	531
Other assets	281	—	281
Goodwill	58,354	780	57,574

Total assets acquired	61,789	318	61,471

Accounts payable	625	—	625
Accrued expenses and other current liabilities	602	—	602
Due to related parties	4,200	2,807	1,393
Debt	11,216	(1,284)	12,500
Deferred tax liabilities	446	(28)	474

Total liabilities assumed	17,089	1,495	15,594

Net assets acquired	$44,700	$(1,177)	$45,877

The following table sets forth the allocation of the purchase price to Glocal’s identifiable tangible and intangible assets acquired and liabilities assumed, including measurement period adjustments. The allocation of value in this table is complete, as the measurement period ended as of March 26, 2022.

(In thousands)	As of March 26, 2022	Measurement Period Adjustments	As of March 26, 2021
Accounts receivable, net	$1,350	$(5,111)	$6,461
Inventories	325	—	325
Identifiable intangible assets	45,289	7,250	38,039
Property, equipment, and work in progress	26,767	(13,959)	40,726
Other current assets, including short term advances	15	(1,965)	1,980
Other noncurrent assets, including long term advances	509	—	509
Goodwill	121,913	30,042	91,871

Total assets acquired	196,168	16,257	179,911

Accounts payable	579	—	579
Accrued expenses and other current liabilities	9,692	1,421	8,271
Income tax liability	2,420	2,420	—
Deferred tax liability	8,649	8,649	—
Debt	19,937	(2,275)	22,212
Noncontrolling interest	29,278	11,889	17,389

Total liabilities assumed and noncontrolling interest	70,555	22,104	48,451

Net assets acquired	$125,613	$(5,847)	$131,460

The following table sets forth the allocation of the purchase price to Innovation’s identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is complete, as the measurement period ended as of April 27, 2022.

(In thousands)	As of April 27, 2022	Measurement Period Adjustments	As of April 27, 2021
Accounts receivable	$47	$—	$47
Inventories	2,693	—	2,693
Prepaid expenses and other	530	—	530
Identifiable intangible assets	29,115	790	28,325
Property and equipment	3,642	(4,295)	7,937
Other assets	—	(22)	22
Goodwill	143,654	(76)	143,730

Total assets acquired	179,681	(3,603)	183,284

Accounts payable	472	—	472
Accrued expenses and other current liabilities	772	(8)	780
Deferred revenue	302	—	302
Deferred tax liability	8,017	180	7,837
Debt	—	(4,069)	4,069
Noncontrolling interests	—	—	—

Total liabilities assumed and noncontrolling interest	9,563	(3,897)	13,460

Net assets acquired	$170,118	$294	$169,824

The following table sets forth the allocation of the purchase price to Cloudbreak’s identifiable tangible and intangible assets acquired and liabilities assumed. The allocation of value in this table is complete, as the measurement period ended as of June 9, 2022.

(In thousands)	As of June 9, 2022	Measurement Period Adjustments	As of June 9, 2021
Accounts receivable	$5,551	$741	$4,810
Prepaid expenses and other	921	—	921
Identifiable intangible assets	32,475	—	32,475
Property and equipment	7,065	183	6,882
Other assets	631	(411)	1,042
Goodwill	107,219	(3,749)	110,968

Total assets acquired	153,862	(3,236)	157,098

Accounts payable	2,518	—	2,518
Accrued expenses and other current liabilities	1,267	362	905
Deferred revenue	15	—	15
Deferred tax liability	3,912	(3,994)	7,906
Other long-term liabilities	382	382	—
Debt	3,752	—	3,752

Total liabilities assumed	11,846	(3,250)	15,096

Net assets acquired	$142,016	$14	$142,002

Schedule of Acquired Intangible Assets
The acquired intangible assets from Thrasys and the related estimated useful lives consist of the following:

	Value	Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Trade names	$6,925	10
Definite-lived intangible assets—Technology and intellectual property	10,825	7
Definite-lived intangible asset—Customer relationships	10,125	10

Total fair value of identifiable intangible assets	$27,875

The acquired intangible assets from BHS and the related estimated useful lives consist of the following:

	Value	Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Trade names	$225	3

Total fair value of identifiable intangible assets	$225

The acquired intangible assets from TTC and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-life intangible assets—Trade names	$1,125	3

Total fair value of identifiable intangible assets	$1,125

The acquired intangible assets from Glocal and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Technology and intellectual property	$45,289	7

Total fair value of identifiable intangible assets	$45,289

The acquired intangible assets from Innovations Group and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Trade names	$10,925	10
Definite-lived intangible assets—Technology and intellectual property	8,075	5-7
Definite-lived intangible assets—Customer relationships	9,325	10
Definite-lived intangible assets—Lease	790	4.8

Total fair value of identifiable intangible assets	$29,115

The acquired intangible assets from Cloudbreak and their related estimated useful lives consisted of the following:

	Approximate Fair Value	Estimated Useful Life
(In thousands)		(in years)
Definite-lived intangible assets—Trade names	$12,975	10
Definite-lived intangible assets—Technology and intellectual property	5,825	5
Definite-lived intangible assets—Customer relationships	13,675	10

Total fair value of identifiable intangible assets	$32,475

Schedule of Pro Forma Results	This information does not purport to be indicative of the actual results that would have occurred if the acquisition had actually been completed on the date indicated, nor is it necessarily indicative of the future operating results or the financial position of the combined company:

(In thousands)	For the year ended December 31,
Pro Forma	2021
Revenues	$148,945
Net income (loss)	$(345,340)
Basic earnings per share	$(32.27)
Diluted earnings per share	$(32.27)